CONSULTING GROUP CAPITAL MARKETS FUNDS (the “TRUST”)
INTERNATIONAL FIXED INCOME INVESTMENTS
INTERNATIONAL EQUITY INVESTMENTS
SUPPLEMENT DATED MARCH 17, 2008
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 2, 2008
The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus and Statement of Additional Information. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus or Statement of Additional Information.
INTERNATIONAL FIXED INCOME INVESTMENTS (the “Portfolio”)
The following supplements the disclosure contained in the section entitled, “Portfolio Manager Disclosure” on page 63 of the Statement of Additional Information:

Portfolio
Manager(s)—	Registered Investment	Other Pooled Investment
PIMCO	Companies	Vehicles	Other Accounts
International Fixed Income Investments

Scott A. Mather*	7 Registered investment companies with $12.4 billion	2 Other pooled investment vehicles with $5.9 billion	8 Other accounts with $2.8 billion

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of February 29, 2008:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Scott A. Mather	None	None	None	None	1	$259.7 million
INTERNATIONAL EQUITY INVESTMENTS (the “Portfolio”)
On February 27, 2008, the Trust’s Board of Trustees approved the hiring of Marsico Capital Management, LLC (“Marsico”) as an investment subadviser to the Portfolio.
The following supplements the disclosure contained in the section entitled, “Portfolio Transactions” beginning on page 41 of the Statement of Additional Information:
A Subadviser may, in its sole discretion, enter into commission sharing arrangements in which it negotiates with a brokerage firm to pay standard commission rates for certain of its trades. Under these types of arrangements, a portion of the commission is set aside for research and/or brokerage-related services to be received by the Subadviser for the benefit of client accounts. The Subadviser shall seek to enter into these arrangements subject to all applicable current legal requirements.

The following supplements the disclosure contained in the section entitled, “Portfolio Manager Disclosure” on page 58 of the Statement of Additional Information:

Portfolio Manager(s)—
Marsico Capital	Registered Investment	Other Pooled Investment
Management, LLC	Companies	Vehicles	Other Accounts
International Equity Investments

James G. Gendelman*	18 Registered investment companies with $12.5 billion	0 Other pooled investment vehicles	17 Other Accounts with $2.4 billion

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of January 31, 2008:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
James G. Gendelman	None	None	None	None	None	None
The following supplements the disclosure contained in the section entitled, “Portfolio Manager Compensation” on page 74 of the Statement of Additional Information:
Marsico Capital Management, LLC (“Marsico”)
Compensation for Marsico’s portfolio managers and research analysts consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievement and contribution. In addition, Marsico’s portfolio managers and research analysts typically own equity interests in a company that indirectly owns Marsico. In addition to salary and bonus, portfolio managers and research analysts may participate in other Marsico benefits such as health insurance and retirement plans on the same basis as other Marsico employees.
Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are typically rewarded through salary readjustments and through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.
Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, to encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, effectiveness of the manager’s leadership within Marsico’s Investment Management Team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

The following supplements the disclosure contained in the section entitled, “Potential Conflicts of Interest” on page 90 of the Statement of Additional Information:
Marsico Capital Management, LLC (“Marsico”)
As a general matter, Marsico faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently declines.
The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marsico seeks to allocate such trades to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.
Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary fund guidelines, the allocation of securities, and compliance with its Code of Ethics.
The following supplements the disclosure contained in the section entitled, “Potential Conflicts of Interest” on page 90 of the Statement of Additional Information:
Marsico Capital Management, LLC
All managers — None
The following supplements the table entitled, “Consulting Group Capital Markets Funds - Subadvisers” on page 108 of the Statement of Additional Information, which is contained in the section entitled, “Proxy Voting Policies and Procedures Pursuant to Rule 38a-1 under the Investment Company Act of 1940” in Appendix B:

Portfolio	Subadviser
International Equity Investments	Marsico Capital Management, LLC

Core Fixed Income Investments	Metropolitan West Asset Management LLC

The following supplements the disclosure contained in the section entitled, “Proxy Voting Policies and Procedures Pursuant to Rule 38a-1 under the Investment Company Act of 1940” in Appendix B beginning on page 106 of the Statement of Additional Information:
MARSICO CAPITAL MANAGEMENT, LLC
PROXY VOTING POLICY AND PROCEDURES
          Statement of Policy
1. It is the policy of Marsico Capital Management, LLC (“Marsico”) to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of Marsico’s clients, as summarized here.
•	Marsico’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under Marsico’s investment discipline, one of the qualities that Marsico generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because Marsico believes that the management teams of most companies it invests in generally seek to serve shareholder interests, Marsico believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

•	In certain circumstances, Marsico’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as Marsico may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, Marsico may, in its sole discretion, vote against a management recommendation based on its analysis if such a vote appears consistent with the best interests of clients.

•	Marsico may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that Marsico has decided to sell, proxies issued for securities that Marsico did not select for a client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than Marsico), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. Marsico also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive.

•	In circumstances when there may be an apparent material conflict of interest between Marsico’s interests and clients’ interests in how proxies are voted (such as when Marsico knows that a proxy issuer is also an Marsico client), Marsico generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. In other cases, Marsico might use other procedures to resolve an apparent material conflict.

•	Marsico may use an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. Marsico’s Proxy Voting policy and reports describing the voting of a client’s proxies are available to the client on request.

•	Marsico seeks to ensure that, to the extent reasonably feasible, proxies for which Marsico receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under Marsico’s Proxy Voting policy and procedures. Marsico may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond Marsico’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which Marsico does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.
          Definitions
2. By “best interests of Marsico’s clients,” Marsico means clients’ best economic interests over the long term — that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interests are generally uniform.
3.a. By “material conflict of interest,” Marsico means circumstances when Marsico itself knowingly does business with a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity, or other circumstances in which Marsico may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies are voted. A material conflict of interest might also exist in unusual circumstances when Marsico has actual knowledge of a material business arrangement between a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity and Marsico’s parent company, Bank of America Corporation (“BAC”) or another BAC subsidiary, or when Marsico has actual knowledge that Marsico or BAC or another BAC subsidiary may have a significant interest in the subject matter or outcome of a proxy vote.
3.b. A material conflict of interest ordinarily does not exist when BAC or a BAC subsidiary other than Marsico does business with a particular proxy issuer or closely affiliated entity, because: (i) Marsico is separately managed from BAC and other subsidiaries; (ii) Marsico’s employees work in a separate location from BAC and other subsidiaries and do not routinely communicate with them; (iii) Marsico generally is not aware of a proxy issuer’s (or affiliated entity’s) business arrangements with BAC or other subsidiaries, and is not aware of the materiality of such arrangements to BAC or other subsidiaries; and (iv) Marsico has no direct interest in any such business arrangements.
          Procedures: Marsico Invests in Companies With Management Teams That Seek Shareholders’ Best Interests, and Usually Votes Proxies with Management Recommendations
4. Marsico’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under Marsico’s investment discipline, one of the qualities that Marsico generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because Marsico believes that the management teams of companies it invests in generally seek to serve shareholder interests, Marsico believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors). Therefore, when portfolio companies issue proxy proposals, Marsico usually votes the proxies with management recommendations, because it believes that recommendations by these companies’ managements generally are in shareholders’ best interests, and therefore in the best economic interests of Marsico’s clients.
5. In certain circumstances, Marsico’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as Marsico may deem desirable, or could be disregarded in the best interests of shareholders. For example, in some circumstances, certain proxy proposals or recommendations by management, shareholders, or other proponents — such as, without limitation, proposals that would effect changes in corporate governance relating to anti-takeover measures, board election requirements, director qualifications, shared board and management responsibilities, capitalization changes, compensation programs, or other matters — could present circumstances in which management recommendations may not appear as closely aligned with shareholder interests as Marsico in its sole discretion may deem desirable. In those and other circumstances, Marsico may, in its sole discretion, vote against a management recommendation based on Marsico’s analysis if in Marsico’s view such a vote appears consistent with the best interests of clients. As further examples, in Marsico’s sole discretion, it may vote against a management recommendation in order to, without limitation, support a shareholder proposal favoring safeguards against potential overreaching by management or enhancements of shareholder control that MARSICO believes are reasonable or appropriate, or vote against management in order to oppose management proposals that are not shareholder-friendly in Marsico’s view.
6. Marsico periodically reassesses its views of the management teams of the companies that it invests in for clients. A decision to vote against a particular management recommendation or to otherwise abstain or take no action on a proxy proposal does not necessarily signal a departure from Marsico’s general view that a management team is serving the best interests of shareholders. If Marsico concludes, in its sole discretion, that a company’s management team no longer appears to be serving shareholders’ best interests, Marsico may take any action it deems appropriate, including, without limitation, awaiting further developments, voting against selected management recommendations, or selling shares of the company.
          Procedures: Use of an Independent Service Provider
7. Marsico may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting. The independent service provider may perform functions that include, without limitation, voting proxies for Marsico in accordance with Marsico’s instructions based on Marsico’s Proxy Voting policy, maintaining records of proxy votes, and assisting in preparing certain reports. To avoid the possibility that Marsico’s proxy votes could be affected by potential conflicts of interest that may exist between an independent service provider and a proxy issuer, Marsico generally does not cause such a service provider to vote proxies for Marsico based on the service provider’s recommendations (although Marsico may do so in certain circumstances discussed in “Alternative Procedures for Potential Material Conflicts of Interest” below).
          Procedures: Voting/Abstention/No Action/Other Exceptions
8. Marsico seeks to ensure that, to the extent reasonably feasible, proxies for which Marsico receives ballots in good order and receives timely notice will be voted or otherwise processed as intended under Marsico’s Proxy Voting policy and procedures. Marsico employs a number of measures, including certain reconciliations and other cross-check procedures, to attempt to verify that proxies are voted or otherwise processed as intended, although such checks may not be feasible or reliable in some cases because of the complexity of the proxy voting process. Marsico’s ability to vote or otherwise process proxies may be limited by many factors, including Marsico’s dependence on custodians and independent proxy voting service providers to assist in processing proxies. Marsico may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond Marsico’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by a client or its custodian, ballots not timely forwarded by a custodian, or ballots for which Marsico does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.
9.a Marsico may process some proxies without voting them, such as by making a decision to abstain or take no action on such proxies (or on certain proposals within such proxies). For example, if Marsico has decided to sell the shares of a company, Marsico generally may abstain from voting proxies or may take no action on proxies issued by the company. If Marsico receives proxies relating to securities acquired as a result of an account transition (such as, without limitation, securities delivered into a newly opened Marsico account that were selected by the client or by a previous adviser), Marsico generally may choose to abstain or take no action on the proxies because the related shares may not be retained in the account for a substantial period of time. Marsico also may abstain or take no action on proxies issued for other securities that Marsico did not select for a client portfolio (such as, without limitation, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than Marsico).

9.b. Marsico may abstain or take no action on proxies (or on certain proposals within such proxies) in other circumstances. Marsico may determine, for example, that abstaining or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, such as when foreign proxy issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements. Marsico also may abstain or take no action when voting may not be in the best interests of clients in Marsico’s view, or as an alternative to voting with (or against) management.
10. The procedures in this policy generally apply to all proxy voting matters over which Marsico has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.
          Alternative Procedures for Potential Material Conflicts of Interest
11. In certain circumstances, such as when the issuer or other proponent of a proxy proposal is also a client of Marsico, an appearance might arise of a potential conflict between Marsico’s interests and the interests of affected clients in how the proxies of that issuer are voted.
12. Marsico seeks to vote or otherwise process proxies in the best interests of its clients, and believes that any potential conflict of interest would not actually affect Marsico’s voting of the proxies.
13. Nevertheless, when Marsico is aware that a material conflict of interest (as defined in section 3.a. and 3.b. above) between Marsico’s interests and clients’ interests may appear to exist, Marsico generally will, to avoid any appearance concerns, follow an alternative procedure rather than vote or otherwise process ballots in accordance with its own determinations. Such an alternative procedure generally would involve either:
(i) Directing an independent service provider to cause the proxies of those Marsico client accounts that Marsico is responsible for processing to be “echo voted” or “mirror voted” in the same proportion as the votes of other proxy holders if the service provider indicates it can do so; or
(ii) Directing the proxies of those Marsico client accounts that Marsico is responsible for processing to be voted in accordance with the recommendations of an independent service provider that Marsico may use to assist in voting proxies. This procedure will only be used if it can be determined that the independent service provider appears able to make such recommendations and vote in an impartial manner. In making this determination, Marsico may (1) require the independent service provider to represent or otherwise demonstrate that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to Marsico relevant facts concerning the firm’s relationship with the proxy issuer or other persons and certify that the service provider has taken steps to ensure that no actual conflicts exist.
Marsico will document the identification of any material conflict of interest and its procedure for resolving the particular conflict.
14. In unusual cases, Marsico may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:
(i)	Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit Marsico to vote the proxies;

(ii)	Abstaining or taking no action on the proxies; or

(iii)	Forwarding the proxies to clients so that clients may vote the proxies themselves.

          Voting by Client Instead of Marsico
15. An Marsico client may vote its own proxies instead of directing Marsico to do so. Marsico recommends this approach if a client believes that proxies should be voted based on political or social interests or other client-specific considerations.
16. Marsico generally cannot implement client proxy voting guidelines (and may instead encourage the client to vote its own proxies) if the client seeks to impose client-specific voting guidelines that may be inconsistent with Marsico’s policy or with Marsico’s vote-by-vote analysis.
17. Marsico generally may abstain or will take no action on proxy votes relating to legal proceedings such as shareholder class actions or bankruptcy proceedings, or may refer such votes to clients.
          Persons Responsible for Implementing Marsico’s Policy
18. Marsico’s Client Services staff has primary responsibility for implementing Marsico’s Proxy Voting policy and procedures, including ensuring that proxies are timely submitted. Marsico also generally uses a service provider to assist in voting proxies, recordkeeping, and other matters.
19. Members of Marsico’s Investment staff, such as security analysts generally review proxy proposals as part of their ongoing assessment of companies.
          Recordkeeping
20.a. Marsico or a service provider maintains, in accordance with Rule 204-2 under the Investment Advisers Act:
(i) Copies of all proxy voting policies and procedures;
(ii) Copies of proxy statements received (unless maintained elsewhere as described below);
(iii) Records of proxy votes cast on behalf of clients;
(iv) Documents prepared by Marsico that are material to a decision on how to vote or memorializing the basis for a decision;
(v) Written client requests for proxy voting information, and
(vi) Written responses by Marsico to written or oral client requests.
20.b. Marsico will document instances in which it identifies a material conflict of interest, as well as the procedure utilized for resolving the particular conflict. Marsico’s Client Services Department also documents certain other non-routine proxy voting issues, including: (1) the basis for any decision in which Marsico determines to vote against a management recommendation that does not involve general matters relating to corporate governance issues discussed in section 5 above; and (2) any decision to abstain or take no action on a proxy that is intended by Marsico to demonstrate divergence from a management recommendation.
20.c. Marsico will not document other, more routine instances in which it may take certain actions with respect to a particular proxy, including certain situations identified in this Proxy Voting policy and procedures. Marsico generally will not document, for example, the basis for routine decisions to vote against general corporate governance issues, or to abstain or take no action on proxies in circumstances when foreign issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, when Marsico has sold or determined to sell a security, when Marsico did not select the securities for the client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than Marsico), or in other routine situations identified in section 9 above. Marsico also cannot document decisions not to vote or otherwise process proxies that were not received in good order, not received in a timely fashion, or otherwise not processed for reasons beyond Marsico’s control, such as in certain situations addressed in section 8 above.
21. Marsico will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if Marsico relies on the service provider to maintain related records.
22. Marsico or its service provider may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).
23. All proxy-related records will be maintained in an easily accessible place for five years (and at an appropriate office of Marsico or a service provider for the first two years).
          Availability of Policy and Proxy Voting Records to Clients
24. Marsico will initially inform clients of this policy and provide information regarding how a client may learn of Marsico’s voting record for the client’s securities through summary disclosure in Part II of Marsico’s Form ADV. Upon receipt of a client’s request for more information, Marsico will provide the client with a copy of this Proxy Voting policy. Reports describing how Marsico voted proxies for the client during the period since this policy was adopted are also available upon request.
*      *      *
Marsico’s Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.

SAI_January 2, 2008_031708